Derivative Financial Instruments (Schedule of Effect of Derivatives Recorded in Interest Expense and Other Expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Reclassification to Consolidated Income Statements:
Reclassification of amounts previously recorded in AOCI		$ 3,126
Effect from derivatives	$ 18,118	16,695	$ (11,709)
Interest Rate Caps, Floors And Swaps [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives not designated as hedges	$ 18,118	$ 13,569	$ (11,709)